Insurance-related accounts - Summary of Changes in Fair Value of Future Insurance Polices (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Beginning balance	¥ 11,983,335	¥ 11,078,344
Ending balance	12,575,091	11,983,335
Future Insurance Policy Benefits And Policyholders Account In Life Insurance [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Beginning balance	507,699	536,189
Included in net income	(11,740)	830
Included in other comprehensive income	(2,380)	(797)
Issuances	0
Settlements	(30,895)	(28,523)
Ending balance	¥ 462,684	¥ 507,699